Customer deposits (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Customer deposits
Current and savings accounts	¥ 243,231	¥ 1,350,171
Fixed deposit	1,685,952
Customer deposits	¥ 1,929,183	¥ 1,350,171